Investments in Affiliated Companies - Summary of Statement of Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Items Net Interest And Other Financial Income [Line Items]
Income - interest income from subordinated debentures issued by HopFed Bancorp, Inc.	$ 8,763	$ 8,795	$ 8,994	$ 9,305	$ 9,685	$ 9,996	$ 10,400	$ 10,759	$ 35,857	$ 40,840	$ 46,240
Subsidiaries [Member]
Other Items Net Interest And Other Financial Income [Line Items]
Income - interest income from subordinated debentures issued by HopFed Bancorp, Inc.									353	372
Net income									$ 353	$ 372